                                ISI STRATEGY FUND
                                One South Street
                            Baltimore, Maryland 21202

                                 October 4, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:  ISI STRATEGY FUND, INC. (the "Fund")
     1933 Act File No. 333-31127
     1940 Act File No. 811-8291

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectus and statement of additional information, dated October 1, 1999, do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Fund, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 3 on September 29, 1999.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                                    Very truly yours,

                                    /s/ Daniel O. Hirsch
                                    --------------------------------------
                                    Daniel O. Hirsch
                                    Assistant Secretary